Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	$ (71,341)	$ (50,850)
Provision	(37,927)	(21,517)	$ (15,520)
Exchange rate effect	2,488	1,026
Balance at end of the year	$ (106,780)	$ (71,341)	$ (50,850)